SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation—The accompanying consolidated financial statements include the accounts of Waldencast and its consolidated subsidiaries. The Company consolidates entities in which the Company has a majority voting interest. The Company eliminates intercompany transactions and accounts in consolidation. The Company separately presents within equity on the consolidated balance sheets the ownership interests attributable to parties with noncontrolling interests in the Company's consolidated subsidiaries, and separately presents net income attributable to such parties on the consolidated statements of operations and comprehensive loss.
Emerging Growth Company—Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a registration statement declared effective under the Securities Act of 1933, as amended (the “Securities Act”), or do not have a class of securities registered under the Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, will adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, revenue recognition, fair value of assets acquired and liabilities assumed in business combinations, stock-based compensation, goodwill valuation, inventory valuation, and valuation allowance for deferred tax assets. The Company bases its estimates on historical experience and assumptions that it believes are reasonable at the time. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated balance sheets and consolidated statements of operations and comprehensive loss.
Concentrations of Credit Risk—Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash balances in accounts held by major banks and financial institutions located primarily in the U.S. and considers such risk to be minimal. Such bank deposits may be exposed to credit risk in excess of the Federal Deposit Insurance Corporation insurance limit.
The Company’s accounts receivable primarily represent amounts due from distributors, and third-party logistics companies, directly and indirectly from major retailer located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions, monitoring payment frequency, and requiring customer advance payments in certain circumstances. The Company generally does not require collateral.
As of December 31, 2024 and 2023, one U.S. customer accounted for 33% and 27% of accounts receivable, respectively.
During the year ended December 31, 2024, the Company purchased approximately 15% and 12% of inventory from two vendors, respectively. During the year ended December 31, 2023 the Company purchased approximately 17% of inventory from one vendor.
As of December 31, 2024, no vendor exceeded 10% of accounts payable. As of December 31, 2023, one vendor accounted for 18% of accounts payable.
Cash and Cash Equivalents—The Company considers highly liquid investments with an initial maturity of three months or less to be cash and cash equivalents.
Restricted Cash—The Company’s restricted cash represents funds that were not accessible for general purpose cash needs due to contractual limitations. As of December 31, 2024, the Company’s cash and cash equivalents, and restricted cash balance was $14.8 million and $1.5 million respectively. Restricted cash is composed of $0.7 million held as collateral for corporate credit cards and $0.8 million held as a lease deposit through the end of the lease in November 2030. As of December 31, 2023 the Company’s cash and cash equivalents, and restricted cash balance was $21.1 million and $1.5 million respectively.
Inventories—The Company’s products are produced by third-party contract manufacturers (“CMOs”). Inventories consist of finished goods, work-in-process products and promotional products, valued at the lower of cost or net realizable value using the standard cost method, which approximates actual costs determined on a first-in, first-out (“FIFO”) basis. In order to track inventory quantities, the Company uses a perpetual inventory system. Promotional products are charged to cost of goods sold at the time the product is shipped to the Company’s customer.
The Company has in-transit inventory at any given period. Assessment of in-transit inventory is required to determine inventory balances accurately at period-end. Inventory is recognized when the Company holds title and bears substantially all of the risks and rewards of ownership. In many transactions, the transfer of title and the risks and rewards of ownership are dictated by contractually specified shipping terms, which may take the form of free-on-board (“FOB”) shipping point or FOB destination point.
The Company evaluates the carrying value of inventories on a regular basis and determines the need, if any, to write down carrying values by considering historical and anticipated future sales compared with quantities on hand, the price the Company expects to obtain for products in their respective markets compared with historical cost, and the remaining shelf life of goods on hand. It accounts for losses that may occur when the inventory cannot be sold at its full cost. If historical costs exceed the net realizable value at the balance sheet date, the Company adjusts the inventory to net realizable value (i.e., if impairment is identified, the Company records write-downs of inventories to cost of goods sold in the period in which it occurs). Each period, Management will evaluate whether any additional write downs are required (generally, by stock keeping unit (“SKU”) and/or lot). Specific write downs may relate to known matters, such as quality concerns or a discontinued product.
Sales Returns
Certain arrangements may give the Company’s customers the right to return products. In addition, when customer arrangements do not give the Company’s customer the explicit right to return products, the Company may accept returns on a discretionary basis. The Company records a return asset for products returned by customers measured at the former carrying amount of the inventory, less any expected costs to recover the goods and potential decreases in value. If the returned inventory is not considered re-sellable, it will be written off to cost of goods sold. When customers have the right to receive a refund for defective or damaged products (as opposed to a replacement product), the right is accounted for as a right of return under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). When customers have the right to receive a replacement product for defective or damaged products, the right is accounted for as a warranty under ASC 460-10, Guarantees and the Company accrues for replacement costs.
Derivatives—The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the consolidated financial statements.
The Company has used interest rate collars to mitigate interest risk associated with its variable rate credit agreements. See “Note 9. Financial Instruments” for further discussion of the interest rate collar.
Terms of debt instruments are reviewed to determine whether they contain embedded derivative instruments that are required to be accounted for separately from the host contract and recorded on the consolidated balance sheets at fair value under ASC 815.
Warrant Liabilities
The Company accounts for Public Warrants and Private Placement Warrants (each as defined in “Note 9. Financial Instruments”) as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. Specifically, the Public and Private Placement Warrants meet the definition of a derivative but do not qualify for an exception from derivative accounting since the warrants are not indexed to the Company’s stock and, therefore, are precluded from equity classification. Since the Public and Private Placement Warrants meet the definition of a derivative under ASC 815, the Company measures the warrants at fair value at inception and at each reporting date, with changes in fair value recognized in change in fair value of derivative warrant liabilities in the consolidated statements of operations and comprehensive loss in the period of change. See “Note 9. Financial Instruments” for further discussion of the warrants, including the FPA Warrants (as defined therein).
Fair Value Measurement—The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:
•Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.
The fair values of the interest rate collar and warrant liabilities were estimated using inputs based on management’s judgment and conditions that existed at each reporting date. See “Note 10. Fair Value Measurements” for further details.
The fair values of the Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and all other current liabilities approximate their carrying values because of the short maturities of these instruments. Additionally, the carrying amount of debt approximates fair value due to the adjusting interest rates of the Company’s term loan, which approximate current market rates.
Capitalized Software and Website Development Costs—The Company capitalizes costs related to (i) internal-use software (ii) cloud computing arrangement (“CCA”) implementation costs, and (iii) other software-related costs (e.g., website development costs).
For internal-use software, both internal and external costs incurred during the preliminary project stage are expensed as incurred, and qualifying costs incurred during the application development state are capitalized. Capitalization ceases no later than the point at which a software project is substantially completed and ready for its intended use.
For CCAs, or hosting arrangements, the Company evaluates if the CCA includes a software license that will be accounted for in addition to a hosting service. The cost of the arrangement (i.e., license or service cost) of a CCA that includes a software license will be capitalized as an acquisition of an asset (similar to internal-use software) and amortized over its useful economic life, whereas the costs of a service contract are expensed as incurred.
Costs related to website development are expensed as incurred during the planning stage, content development stage, and operating stage. The Company generally capitalizes costs incurred for activities during the website application and infrastructure development stage, and graphics development stage. Costs incurred for website hosting services from a third-party vendor are expensed over the period the services are received.
Internal-use software costs and website development costs are amortized on a straight-line basis over their estimated useful lives, which is generally three years or less. Management evaluates the useful lives of these assets and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
Prepaid Expenses—At initial recognition, the Company measures prepaid assets based on cost (i.e., amount paid). In the accounting period or periods in which a good or service is used or received, the asset will be reduced by a proportionate amount and an associated asset (e.g., inventory) or expense (e.g., marketing) will be recorded.
Prepaid Inventory
Prepayments are required to begin production of inventory at certain of the Company’s CMOs and inventory suppliers. Vendors are tracked to determine prepayments that have been made and when the associated inventory is expected to be delivered to the Company (i.e., when the Company takes ownership of the inventory). Prepaid inventory is triggered by invoices received from CMOs (i.e., the vendor). When the Company submits purchase orders, the CMOs may request a prepayment amount (deposit) based on agreed-upon percentage in the vendor contracts to start the production process.
Prepaid Marketing and Advertising
The Company generally expenses the costs of advertising and marketing as incurred, except for costs associated with producing advertising. While production costs (i.e., costs to develop promotions for a specific campaign associated with an identified new brand or new product) are incurred during the process of production, the Company has elected to expense certain costs when the associated advertising takes place. In the event that the advertising is not expected to occur (e.g., decision has been made to not launch a promotion) or a 12-month period elapses without the associated advertising occurring, the associated production costs will be expensed.
Property and Equipment, Net—Property and equipment are stated at cost, net of accumulated depreciation. In the case of a business combination, acquired property and equipment are recognized at their fair value as of the date of acquisition. Following initial recognition, property and equipment are carried at cost less accumulated depreciation.
Depreciation is computed using the straight-line method over the estimated useful lives of respective assets. No depreciation is charged to construction in progress. The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Leasehold improvements	Lesser of useful life or term of lease
Expenditures for maintenance and repairs are charged to expense as incurred. When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the consolidated statements of operations and comprehensive loss.
Intangible Assets, Net—Intangible assets consist primarily of trademarks and trade names, a supply agreement, customer relationships, and formulations. Intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset.
Impairment of Long-Lived Assets—Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, for each asset group held for use with indicators of impairment, the Company compares the expected future cash flows generated by the asset group, which represents the lowest level at which cash flows are identifiable, with its associated net carrying value. If the net carrying value of the asset group exceeds expected undiscounted cash flows, the excess of the net book value over estimated fair value is charged to impairment loss.
Business Combinations—When the Company acquires a business, the total purchase consideration provided is allocated to the identifiable assets and liabilities of the acquired business at their estimated respective fair values. Any excess consideration of the fair value of purchase consideration over the fair values of assets acquired and liabilities assumed is recognized as goodwill.
Significant management judgments and assumptions are required in determining the fair value of assets acquired and liabilities assumed. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows, useful lives and discount rates. Measurement period adjustments are reflected at the time identified, up through the conclusion of the measurement period, which is the time at which all information for determination of the values of assets acquired and liabilities assumed is received, which may not exceed one year from the acquisition date. The Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with a corresponding offset to goodwill. If outside of the measurement period, any subsequent adjustments are recorded in the Company’s consolidated statements of operations and comprehensive loss.
Goodwill—Goodwill represents the difference between the purchase price and the fair value of assets and liabilities acquired in a business combination. The Company reviews goodwill for impairment annually on October 1st and at an interim date if events or changes in circumstances indicate the occurrence of a triggering event. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions.
Debt Issuance Costs—The Company capitalizes costs related to the issuance of debt instruments, as applicable. Such costs are initially recorded as a direct deduction from the applicable debt instrument and amortized over the contractual term of the related debt instrument in interest expense, net using the straight-line method, which approximates the effective interest method, in the consolidated statements of operations and comprehensive loss.
Accounts Receivable, Net—Trade accounts receivable are stated at net realizable value. Receivables are unsecured and represent amounts billed to and currently due from customers. Payment terms are generally short-term in nature and are determined based on the financial stability of the customer.
The Company maintains an allowance for doubtful accounts, which represents allowances for customer trade accounts receivable that are both probable and estimated to be partially or entirely uncollectible. These allowances are used to reduce gross trade receivables to their net realizable value. The Company records these allowances based on estimates related to the following factors: (i) customer-specific allowances, based upon past collection history, historical trends, and identification of specific customer risk and (ii) formula-based general allowances using an aging schedule. Determining such allowances involves the use of significant estimates and assumptions. Payments of accounts receivable are allocated to the specific invoices identified on the customer’s remittance advice or to the customer’s account, if unspecified, until an invoice can be determined by the customer. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to trade accounts receivable.
Revenue Recognition—The Company recognizes revenue when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to for those goods or services. In that determination, under ASC 606 the Company follows a five-step model that includes: (1) determination of whether a contract or an agreement between two or more parties that creates legally enforceable rights and obligations exists; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when (or as) performance obligations are satisfied. Net revenue excludes taxes collected by us on behalf of governmental authorities.
Product Sales
The Company’s revenue is primarily generated from product sales to distributors, retailers, physicians and directly to consumers (“DTC”) via its e-commerce platforms. Distributors may resell products to retailers, physicians, or end consumers. To determine when to recognize revenue under ASC 606 in cases where products are sold to distributors, the Company analyzes various factors including its ability to direct products physically held by the distributors, when title and risk of loss transfers, and who ultimately manages the relationship with the end consumer. The Company does not recognize revenue until control of the products is transferred to the distributor.
At contract inception, and when facts and circumstances change, the Company assesses whether it is probable that the Company will collect substantially all of the consideration it will be entitled to from a customer. If the Company determines that it is not probable that the Company will collect substantially all of the consideration from the customer, the Company recognizes revenue only when one or more of the following events occur: (i) the Company has no remaining obligations to transfer goods or services to the customer, and all, or substantially all, of the consideration promised by the customer has been received by the Company and is nonrefundable, (ii) the contract has been terminated, and the consideration received from the customer is nonrefundable, or (iii) the Company has transferred control of the goods or services to which the consideration that has been received relates, the Company has stopped transferring goods or services to the customer (if applicable) and has no obligation under the contract to transfer additional goods or services, and the consideration received from the customer is nonrefundable.
The Company has determined that each of its products is distinct and represents a separate performance obligation. The Company does not have any contracts that contain multiple performance obligations. The transaction price is equal to the consideration the Company expects to be entitled to. When measuring revenue and determining the consideration the Company expects to be entitled to as part of a contract with a customer, the Company takes into account the related elements of variable consideration. Product sales revenue is recognized net of provisions for estimated volume rebates and discounts, markdowns, margin adjustments, early-payment discounts and returns. The Company estimates variable consideration using the expected value method and adjusts the transaction price when control of the related product is transferred to the customer.
The Company’s distributors charge us fees for certain services rendered by them, including packing and shipping, marketing and advertising the Company’s products, monitoring product reviews, regulatory services, providing customer service, and generating data and analytical reports on product sales. Distributor fees for services are recognized as a reduction to revenue because the services provided are not distinct from the distributors’ purchase of products.
Typically, customers are required to pay either in advance or between 30 and 90 days from delivery or invoicing. However, in certain circumstances, the Company offers extended payment terms to customers. When the period between the transfer of control of the products and payment is greater than one year, the Company adjusts the promised amount of consideration for the effects of a significant financing component. When contracts contain a significant financing component in which the Company is effectively financing the customer, a portion of the transaction price is recognized as other income.
The Company has different contracted shipping terms with different customers that dictate the timing of payment, passage of legal title, transfer of physical possession, and when assumption of the risks and rewards occur. For distributors (other than the “Physician Channel Provider”) and retailers, depending on the contract, the Company considers transfer of control to have occurred either once the delivery of the product has occurred or once the product has been picked up from the Company’s designated warehouse/distribution center by the customer’s shipping agent, unless the Company is responsible for shipping the goods, in which case transfer of control passes upon delivery to the customer.
Obagi’s operations in the U.S. heavily depend on a single distributor, referred to as the Physician Channel Provider, which manages sales to healthcare professionals in the physician-dispensed channel as well as retail and spa customers. For DTC sales and sales to physicians through the Physician Channel Provider, control transfers upon shipment to the end consumer or physician.
Promotional Products
When the Company provides promotional products (e.g., samples and testers) alongside a related saleable product, their cost is recognized in cost of sales at the same time the related product’s revenue is recognized.
Royalties
The Company generates royalty revenue from products in China by Obagi Hong Kong and in Japan through a strategic licensing agreement with Rohto, a Japanese pharmaceutical manufacturer and distributor that sells a series of OTC and cosmetic products under the Obagi Medical brand name in the Japanese retail skincare channels. Under these agreements, the Company provides the local operators with a license of intellectual property and receives a royalty based upon a percentage of net sales of Obagi-branded products sold in Japan and Hong Kong. The Company recognizes revenue for the sales-based royalty at the later of when the local operators make sales of the products or when the purchase obligation has been satisfied.
Costs to Obtain a Contract with a Customer
The Company recognizes the incremental costs of obtaining a customer contract as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. The incremental costs to obtain contracts primarily relate to sales commission and sales-based bonuses. There were no total capitalizable costs to obtain a contract during the periods presented.
Other
The Company’s contracts do not typically give rise to material contract assets or contract liabilities because (i) payment is typically closely aligned with the timing of the Company’s performance or (ii) the Company performs prior to customer payment, and the Company has an unconditional right to payment that represents an account receivable. Similarly, the Company does not recognize material revenue in reporting periods from performance obligations satisfied in previous periods. The Company applies the exemption in ASC 606-10-50-14(a) for ASC 340-40-25-4 related to disclosure of the amount of transaction price allocated to unsatisfied performance obligations for royalty contracts. Because of the short-term nature of product sales contracts, the Company typically does not have other material amounts to disclose related to the transaction price allocated to unsatisfied performance obligations.
Cost of Goods Sold—Cost of goods sold consists primarily of expenses related to inventory, and promotional product costs, including when inventory and promotional products are sold or written down, freight and inventory inspection costs, depreciation and amortization of product-related intangible asset and supply agreements, and amortization of the inventory fair value step-up related to the Business Combination.
Distribution—Costs related to shipping, handling, warehousing and distribution for the year ended December 31, 2024, the year ended December 31, 2023, and the period from July 28, 2022 to December 31, 2022, were $8.7 million, $6.6 million, and $2.0 million, respectively. These costs include costs that are incurred in order to get the product from the distribution centers to the end consumer and are included within selling, general and administrative expense (“SG&A”). The Company accounts for shipping and handling activities as fulfillment activities instead of as performance obligations and recognizes these costs as SG&A expenses. Amounts billed to customers for shipping and handling are included in revenue. In the Predecessor period, the Company only included shipping and handling costs in SG&A expense. The costs related to shipping and handling for the period from January 1, 2022 to July 27, 2022 (Predecessor Period) were $0.6 million.
Advertising—Advertising costs are expensed in the period in which they are incurred. Total advertising costs, included in SG&A expense on the consolidated statements of operations and comprehensive loss, were $43.5 million, $16.3 million, $11.7 million, and $6.8 million for the year ended December 31, 2024, the year ended December 31, 2023, the period from July 28, 2022 to December 31, 2022, and the period from January 1, 2022 to July 27, 2022 (Predecessor Period), respectively.
Research and Development—Research and development costs are included in SG&A expense on the consolidated statements of operations and comprehensive loss. All periods presented reflect this classification.
Stock-Based Compensation—The Company measures the cost of share-based awards granted to eligible employees, directors, and consultants based on the grant-date fair value of the awards.
Replacement Options
On the Closing Date, in connection with the Business Combination, the Company assumed Obagi and Milk’s legacy incentive award plans and outstanding unvested options granted under those plans (“Replacement Options”). Because the options were deemed in the money on the replacement date, a Hull-White lattice pricing model was used to estimate their fair value to capture the optimal timing of exercise. This pricing model requires the use of assumptions including the volatility of the underlying stock, the fair value of the stock, dividend yield, risk-free rate, and exercise multiple.
Founder Awards
The Company estimated the fair value and derived service period of the stock options issued to founders (“Founder Awards”) in August 2022 based on the Monte Carlo simulation, as they were deemed out of the money on the grant date. The Monte Carlo simulation model requires the use of assumptions including the option’s expected term, the volatility of the underlying stock, dividend yield rate, risk-free rate, and expected exercise behavior. For expected exercise behavior, the Company assumes that the options are exercised after 50% of the period between the later of the vest date and exercise price achievement date and the end of the contractual term.
Restricted Stock
The fair value of restricted stock is equal to the price of the Company’s ordinary shares on the grant date.
The Company has elected to recognize the effect of forfeitures in the period in which they occur. Share-based awards are classified as equity, unless the underlying shares are classified as liabilities or the Company is required to settle the awards by transferring cash or other assets.
The Company recognizes compensation expense for awards with service or performance conditions using the straight-line method over the requisite service period, which is generally the award’s vesting period. Compensation expense for employee stock-based awards whose vesting is subject to the fulfillment of both a service condition and the occurrence of a performance condition is recognized on a graded-vesting basis at the time the achievement of the performance condition is deemed probable.
Income Taxes—The Company accounts for income taxes using the asset and liability approach. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.
The provision for income taxes represents income taxes paid or payable for the current period plus the change in deferred taxes during the period. Deferred taxes result from differences between the financial and tax basis of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether a valuation allowance is required often requires significant judgment including the long-range forecasting of future taxable income and the evaluation of planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made. A valuation allowance of $22.5 million was recorded as of December 31, 2024 and $19.8 million was recorded as of December 31, 2023.
The Company accounts for a tax benefit from an uncertain position in the consolidated financial statements only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If the recognition threshold for the tax position is met, the Company records only the portion of the tax benefit that is greater than 50% likely to be realized. As of December 31, 2024 and December 31, 2023, the Company had no uncertain positions in the consolidated financial statements.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no amounts accrued for interest and penalties as of December 31, 2024, December 31, 2023, or December 31, 2022.
Net Loss Per Share—Basic net loss per share attributable to shareholders of ordinary shares is computed by dividing the Company’s net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted net income per share attributable to holders of ordinary shares is computed by giving effect to all potentially dilutive securities. The net loss per share that is not attributable to the Company is reflected in net loss attributable to noncontrolling interests in the consolidated statements of operations and comprehensive loss.
Noncontrolling Interests—Noncontrolling interests represent the portion of Waldencast Partners LP that the Company controls and consolidates but does not own. The Company recognizes each noncontrolling holder’s respective share of the estimated fair value of the net assets at the date of formation or acquisition. Noncontrolling interests are subsequently adjusted for the noncontrolling holder’s share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. The Company allocates net income or loss to noncontrolling interests based on the weighted average ownership interest during the period. The net income (loss) that is not attributable to the Company is reflected in net income (loss) attributable to noncontrolling interests in the consolidated statements of operations and comprehensive loss. The Company does not recognize a gain or loss on transactions with a consolidated entity in which it does not own 100% of the equity, but the Company reflects the difference in cash received or paid from the noncontrolling interests carrying amount as additional paid-in-capital.
Segments—An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses and about which separate financial information is regularly evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources. Similar operating segments can be aggregated into a single operating segment if the businesses are similar. Management has determined that, following the Business Combination, the Company has two operating and reportable segments: Obagi Medical and Milk Makeup, reflecting the manner in which the CODM operates the Company. The Company’s CODM is its Chief Executive Officer.
Commitments and Contingencies—In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
Recently Adopted Accounting Pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. This guidance is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 with early adoption permitted. The amendments in this update should be applied retrospectively to all periods presented in the financial statements. The Company adopted this accounting standard in the fourth quarter of 2024, which resulted in expanded disclosures within our notes to the consolidated financial statements. There was no other impact on our consolidated financial statements. See “Note 18. Segment Reporting” for additional detail.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The guidance requires an acquirer to, at the date of acquisition, recognize and measure the acquired contract assets and contract liabilities acquired in the same manner that they were recognized and measured in the acquiree’s financial statements before the acquisition. This guidance is effective for interim and annual periods beginning after December 15, 2023 for an EGC company, with early adoption permitted. The amendments in this update should be applied prospectively to business combinations occurring on or after the effective date. The Company adopted this accounting standard as of January 1, 2024, with no material impact on its consolidated financial statements and related disclosures. Future acquisitions will be evaluated under this guidance.
Recently Issued Accounting Standards, Not Yet Adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied prospectively however, retrospective application is also permitted. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income – Expense Disaggregation Disclosures. The guidance will require disaggregated disclosures and of certain cost and expense categories presented on the face of the income statement. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its future consolidated financial statements.